Fair value measurements - Interest rate swaps (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Derivatives, Fair Value [Line Items]
Notional amount	$ 451,088
Interest Rate Swap 1
Derivatives, Fair Value [Line Items]
Counterparty	Goldman Sachs
Inception	Oct. 01, 2014
Expiry	Apr. 01, 2018
Fixed Rate	1.7925%
Notional amount	$ 98,099
Interest Rate Swap 2
Derivatives, Fair Value [Line Items]
Counterparty	Goldman Sachs
Inception	Oct. 01, 2014
Expiry	Apr. 01, 2018
Fixed Rate	1.8075%
Notional amount	$ 98,099
Interest Rate Swap 3
Derivatives, Fair Value [Line Items]
Counterparty	Goldman Sachs
Inception	Oct. 01, 2014
Expiry	Apr. 01, 2018
Fixed Rate	2.0675%
Notional amount	$ 39,240
Interest Rate Swap 4
Derivatives, Fair Value [Line Items]
Counterparty	Goldman Sachs
Inception	Oct. 01, 2014
Expiry	Apr. 01, 2018
Fixed Rate	1.845%
Notional amount	$ 98,099
Interest Rate Swap 5
Derivatives, Fair Value [Line Items]
Counterparty	Goldman Sachs
Inception	Oct. 01, 2014
Expiry	Apr. 01, 2018
Fixed Rate	1.8025%
Notional amount	$ 58,860
Interest Rate Swap 6
Derivatives, Fair Value [Line Items]
Counterparty	HSH - Star Challenger
Inception	Sep. 30, 2014
Expiry	Sep. 28, 2018
Fixed Rate	1.765%
Notional amount	$ 6,719
Interest Rate Swap 7
Derivatives, Fair Value [Line Items]
Counterparty	HSH - Star Fighter
Inception	Sep. 30, 2014
Expiry	Sep. 28, 2018
Fixed Rate	1.765%
Notional amount	$ 6,854
Interest Rate Swap 8
Derivatives, Fair Value [Line Items]
Counterparty	Credit Agricole - Star Borealis
Inception	Nov. 10, 2014
Expiry	Aug. 09, 2018
Fixed Rate	1.72%
Notional amount	$ 21,986
Interest Rate Swap 9
Derivatives, Fair Value [Line Items]
Counterparty	Credit Agricole - Star Polaris
Inception	Aug. 11, 2014
Expiry	Nov. 09, 2018
Fixed Rate	1.705%
Notional amount	$ 23,132